RESTRUCTURING AND OTHER EXPENSE	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 20, 2016	Sep. 30, 2017	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
RESTRUCTURING COSTS AND OTHER EXPENSE
RESTRUCTURING COSTS AND OTHER EXPENSE
Restructuring
Beginning in the first quarter of 2016, the Company commenced its restructuring initiatives (the "2016 Restructuring Plan") that are intended to simplify the Company's organizational structure.

The following table summarizes the activity for the 2016 Restructuring Plan during 2017:
	Severance and Other Employee Related Costs	Facility Realignment and Other Costs	Total
Accrual balance at December 31, 2016	$102,119	$8,397	$110,516
Restructuring charges	140,071	1,007	141,078
Payments and other	(92,905)	(3,833)	(96,738)
Accrual balance at September 30, 2017	$149,285	$5,571	$154,856

The Company recorded restructuring charges of $44,656 and $141,818 for the three and nine months ended September 30, 2016, respectively, relating to the 2016 Restructuring Plan.
Cumulative costs to date relating to the 2016 Restructuring Plan amounted to $302,870 and $64,784 for our Cablevision segment and Cequel segments, respectively.
Transaction Costs
For the three and nine months ended September 30, 2017, the Company incurred transaction costs of $1,367 and $1,687 related to the acquisition of a business during the first quarter of 2017 and other transactions. For the three and nine months ended September 30, 2016, the Company incurred transaction costs of $3,177 and $13,285, respectively, related to the acquisitions of Cablevision and Suddenlink.

RESTRUCTURING AND OTHER EXPENSE

Restructuring

        During 2016, the Company commenced its restructuring initiatives (the "2016 Restructuring Plan") that are intended to simplify the Company's organizational structure. The 2016 Restructuring Plan resulted in charges of $215,420 associated with the elimination of positions primarily in corporate, administrative and infrastructure functions across the Optimum and Suddenlink business segments and estimated charges of $11,157 associated with facility realignment and other costs.

        The following table summarizes the activity for the 2016 Restructuring Plan:

	Severance and Other Employee Related Costs	Facility Realignment and Other Costs	Total
Restructuring charges	$215,420	$11,157	$226,577
Payments and other	(113,301)	(2,760)	(116,061)

Accrual balance at December 31, 2016	$102,119	$8,397	$110,516

        In addition to the charges included in the table above, the Company recorded net restructuring credits of $27 relating to changes to the Company's previous estimates recorded in connection with the Company's prior restructuring plans.

Other Expense

        The Company incurred transaction costs of $13,845 for the year ended December 31, 2016 related to the Cablevision Acquisition and Cequel Acquisition which are reflected in restructuring and other expense in the consolidated statement of operations.

Cablevision Systems Corporation And Subsidiaries
Restructuring Cost and Reserve [Line Items]
RESTRUCTURING COSTS AND OTHER EXPENSE

RESTRUCTURING AND OTHER EXPENSE

Restructuring

        The Company recorded net restructuring charges (credits) of $2,299, $(1,649), and $2,480, for the period January 1, 2016 through June 20, 2016 and for the years ended December 31, 2015 and 2014, respectively. The 2014 restructuring expense included a $3,280 charge relating to the elimination of certain positions at Newsday. The 2016 and 2015 restructuring expense (credit) primarily related to changes to the Company's previous estimates recorded in connection with the Company's prior restructuring plans.

        Subsequent to the Altice Merger, the Company commenced its restructuring initiatives (the "2016 Restructuring Plan") that are intended to simplify the Company's organizational structure. The 2016 Restructuring Plan resulted in charges of $188,847 associated with the elimination of positions primarily in corporate, administrative and infrastructure functions across the Company and estimated charges of $10,410 associated with facility realignment and other costs.

Other Expense

        In connection with the Altice Merger, the Company incurred transaction costs of $19,924 and $17,862 for the period January 1, 2016 through June 20, 2016 and for the year ended December 31, 2015, respectively, which are reflected in restructuring and other expense in the consolidated statements of operations. Subsequent to the Altice Merger, the Company incurred transaction costs of $12,920.